Segment reporting	6 Months Ended
Jun. 30, 2026
Segment reporting
Segment reporting

5.Segment reporting

The Group’s Executive Committee is identified as the chief operating decision maker (“CODM”) that reviews the Company’s internal reporting to assess performance and allocate resources. Management has determined the operating segments based on these reports.

The CODM has identified three reportable and operating segments:

●	Nigeria;
●	SSA; and
●	Latam (discontinued operations – see note 21)

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

The CODM primarily uses a measure of Adjusted EBITDA (including by segment) as income/(loss) for the period, before income tax expense/(benefit), finance costs and income, depreciation and amortization, net (reversal of impairment)/ impairment of withholding tax receivables, impairment of goodwill, business combination transaction costs, net impairment/(reversal of impairment) of property, plant and equipment, right-of-use assets, intangible assets excluding goodwill and related prepaid land rent, reversal of provision for decommissioning costs, net (gain)/loss on disposal of property, plant and equipment and right-of-use assets, share-based payment (credit)/expense, insurance claims, gain on disposal of subsidiary and certain other items that management believes are not indicative of the core performance of our business. The most directly comparable IFRS measure to Adjusted EBITDA is our income/(loss) for the period. The CODM also regularly receives information about the Group’s revenue by segment. The Group has additional corporate costs which do not meet the quantitative thresholds to be separately reported and therefore are not allocated to operating segments. Segment Adjusted EBITDA represents Adjusted EBITDA excluding unallocated corporate expenses.

There are no revenue transactions which occur between operating segments. Intercompany finance income, finance costs and loans are not included in the amounts below.

The additions to property, plant and equipment, right-of-use assets, and intangible assets within segment assets are based on the operations of the segment and the physical location of the assets, and are measured in the same way as in the consolidated financial statements.

Summarized financial information is as follows:

	Nigeria	SSA	Latam	Total
	$'m	$'m	$'m	$'m

Three months ended June 30, 2026
Revenues from external customers - continuing operations	298.3	130.3	—	428.6
Revenues from external customers - discontinued operations	—	—	42.4	42.4
Revenues from external customers	298.3	130.3	42.4
Segment Adjusted EBITDA	166.5	70.8	32.7	270.0

Three months ended June 30, 2025
Revenues from external customers - continuing operations	260.4	127.8	—	388.2
Revenues from external customers - discontinued operations	—	—	45.1	45.1
Revenues from external customers	260.4	127.8	45.1
Segment Adjusted EBITDA	170.7	73.1	33.5	277.3

Six months ended June 30, 2026
Revenues from external customers - continuing operations	583.2	260.8	—	844.0
Revenues from external customers - discontinued operations	—	—	94.2	94.2
Revenues from external customers	583.2	260.8	94.2
Segment Adjusted EBITDA	349.0	148.4	70.4	567.8

Six months ended June 30, 2025
Revenues from external customers - continuing operations	531.7	248.6	—	780.3
Revenues from external customers - discontinued operations	—	—	92.6	92.6
Revenues from external customers	531.7	248.6	92.6
Segment Adjusted EBITDA	349.8	144.8	69.1	563.7

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

Each segment's Adjusted EBITDA above includes the following items:

	Continuing operations				Discontinued operations
	Nigeria	SSA	Unallocated items	Total	Latam
	$'m	$'m	$'m	$'m	$'m

Three months ended June 30, 2026
Power generation	91.3	28.4	—	119.7	0.8
Staff costs	11.6	7.9	16.6	36.1	4.3
Tower repairs and maintenance	7.5	7.5	—	15.0	1.3

Three months ended June 30, 2025
Power generation	56.0	25.0	—	81.0	0.8
Staff costs	9.7	8.2	19.4	37.3	5.7
Tower repairs and maintenance	4.8	6.9	—	11.7	2.4

Six months ended June 30, 2026
Power generation	153.1	52.3	—	205.4	1.9
Staff costs	24.0	15.2	36.3	75.5	10.6
Tower repairs and maintenance	14.1	14.1	—	28.2	3.4

Six months ended June 30, 2025
Power generation	117.7	47.7	—	165.4	2.0
Staff costs	17.7	16.6	42.3	76.6	10.1
Tower repairs and maintenance	9.8	12.6	—	22.4	4.7

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

Reconciliation of information on reportable segments to the amounts reported in the financial statements:

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2026	2025	2026	2025
	$'m	$'m	$'m	$'m

Segment Adjusted EBITDA	270.0	277.3	567.8	563.7
Unallocated corporate expenses(a)	(24.7)	(28.8)	(53.8)	(62.7)
Finance costs	(117.0)	(114.3)	(235.9)	(228.7)
Depreciation and amortization	(56.2)	(89.0)	(112.0)	(178.4)
Share‑based payment expense	(16.8)	(8.5)	(40.7)	(14.0)
Other costs(b)	(56.8)	(5.5)	(81.2)	(8.6)
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent(c)	(47.5)	(1.7)	(80.4)	(3.6)
Business combination costs	(6.3)	(0.3)	(15.5)	(1.2)
Insurance claims	0.1	0.2	0.1	0.3
Net gain on disposal of property, plant and equipment and right-of-use assets	1.9	2.2	3.4	1.0
Net impairment reversal/(loss) of withholding tax receivables (note 7)	4.9	0.5	(0.6)	12.9
Finance income	52.5	35.6	172.9	56.1
Gain on disposal of subsidiary (note 20)	20.0	—	20.0	—
Exclude: loss/(income) before tax from discontinued operations (note 21.1)	1.7	33.3	(1.1)	55.2
Income before tax	25.8	101.0	143.0	192.0
(a)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, finance, HR, IT, legal, tax and treasury services.
(b)	Other costs for the three and six months ended June 30, 2026, included $39.9 million and $57.4 million respectively (three and six months ended June 30, 2025: $nil) of one-off long term employee benefit costs in relation to business disposals and the transactions contemplated by the merger agreement with MTN Group Limited announced in February 2026, one-off expenses related to strategic initiatives and operating systems of $15.8 million and $22.8 million respectively (three and six months ended June 30, 2025: $2.8 million and $4.5 million respectively), costs related to internal reorganization of $nil and $nil respectively (three and six months ended June 30, 2025: $1.2 million and $1.7 million respectively).
(c)	Includes impairment of held for sale non-current assets for the three and six months ended June 30, 2026 of $45.4 million and $75.4 million respectively (three and six months ended June 30, 2025: $nil) (see note 21.1).

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

Additions to segment assets are as follows:

	Nigeria	SSA	Latam	Total
	$'m	$'m	$'m	$'m

Additions of property, plant and equipment, right-of-use assets and intangible assets:
Three months ended June 30, 2026
- Segments	25.1	8.2	29.6	62.9
- Unallocated items				(0.4)
				62.5
Three months ended June 30, 2025
- Segments	17.0	19.4	47.7	84.1
- Unallocated items				—
				84.1
Six months ended June 30, 2026
- Segments	42.5	16.6	51.1	110.2
- Unallocated items				(0.4)
				109.8
Six months ended June 30, 2025
- Segments	18.6	38.1	83.8	140.5
- Unallocated items				0.4
				140.9

Revenue from two customers each represented 10% or more of the Group’s revenue from continuing operations as follows:

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2026	2025	2026	2025

Customer A	69%	71%	69%	71%
Customer B	20%	17%	19%	17%